Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Open Install Inc
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$41
Intangible assets(2)	3,265
Deferred tax liabilities	(1,216)
Goodwill(3)	3,559

Total purchase consideration	$5,649

(1)	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
(2)	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of OpenInstall technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,049
Deferred purchase consideration(4)	1,600

$5,649

(4)	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.

Crossloop Inc
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets	$—
Intangible assets(1)	600
Goodwill	—

Total purchase consideration	$600

(1)	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.

Components of consideration:
Cash consideration paid	$500
Cash consideration expected to be paid in earn-out payment (2)	100

$600

(2)	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions.

Avalanche
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$672
Intangible assets(2)	3,974
Goodwill(3)	5,647

Total purchase consideration	$10,293

(1)	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
(2)	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Avalanche distribution network.

Components of consideration:
Cash consideration paid	$7,450
Cash consideration expected to be paid in earn-out payment(4)	2,843

$10,293

(4)

If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value of the performance earn-out is $2,843.

Droid Security Ltd
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(297)
Intangible assets(2)	1,104
Goodwill(3)	4,782

Total purchase consideration	$5,589

(1)	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
(2)	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Droid software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,400
Cash consideration expected to be paid in earn out payments(3)	1,189

$5,589

(3)

Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011 and 2012, the Company paid in earn out payments classified as contingent consideration $738 and $546, respectively. In addition the Company recorded compensation expense of $1,142 and $2,461, respectively. The increase in 2012 compared to 2011 is a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.

IMedix Web Technologies Limited
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill, were determined as follows:

Net liabilities(1)	$(1,262)
Intangible assets(2)	3,634
Goodwill(3)	3,300

Total purchase consideration	$5,672

(1)	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
(2)

Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of iMedix software with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,761
Deferred purchase consideration(4)	1,911

$5,672

(4)

The purchase consideration was deferred for the period of 12 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders. During financial year 2012, the Company paid $1,900 of deferred purchase consideration.

Tune Up Software Gmbh
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising at acquisition, were determined as follows:

	Historic cost	Fair value adjustments	Fair value
Assets acquired:
Cash and cash equivalents(1)	$2,567	$—	$2,567
Trade accounts receivable, net	829	—	829
Inventories	74	—	74
Prepaid expenses and other current assets	826	644	1,470
Property and equipment, net	815	—	815
Intangible assets(2)	28	17,062	17,090
Goodwill(3)	—	29,195	29,195

Total assets acquired	5,139	46,901	52,040
Liabilities assumed:
Accounts payable	658	—	658
Accrued and other liabilities	1,854	—	1,854
Deferred revenues	14,941	(13,784)	1,157
Deferred taxes	—	3,351	3,351

Total liabilities assumed	17,453	(10,433)	7,020

Net assets acquired	$(12,314)	$57,334	$45,020

Components of consideration:
Cash consideration paid(1)			$34,430
Cash consideration expected to be paid in earn out payments(4)			10,590

			$45,020

(1)

Included in cash consideration paid is €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.

(2)

Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of TuneUp software with the Company’s existing solutions.
(4)

Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012.

Unaudited Proforma Financial Information

The following unaudited pro forma financial information presents the Company’s combined results with TuneUp as if the acquisition had occurred at the beginning of 2010.

	Year Ended December 31,
	2010	2011
Pro forma net revenue	$228,460	$281,506
Pro forma net income	$43,868	$98,277

AVG Distribution Switzerland AG
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$(598)
Intangible assets(2)	4,741
Goodwill(3)	1,295

Total purchase consideration	$5,438

(1)	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.
(2)

Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of AVG DACH distribution network.

Components of consideration:
Cash consideration paid	$5,438

$5,438

Bsecure
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net liabilities(1)	$584
Intangible assets(2)	4,510
Goodwill(3)	1,445

Total purchase consideration	$6,539

(1)	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
(2)

Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.

(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Bsecure technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,799
Cash consideration expected to be paid in earn out payments(4)	1,740

$6,539

(4)

The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.

Walling Data Systems Inc
Net Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction, and the goodwill arising, were determined as follows:

Net tangible assets	$122
Intangible assets(1)	1,459
Goodwill(2)	1,404

Total purchase consideration	$2,985

(1)	Intangible assets included customer relationships of $1,273, as well as developed technology of $186, which are amortized over their estimated useful lives of 2-14 years and 1.5 years, respectively.
(2)

Goodwill is tax deductible. The goodwill amount resulted primarily from the Company’s expectation of synergies from the integration of WDS distribution network and certain intangible assets that do not meet the criteria for separate recognition.